Share-Based Compensation	12 Months Ended
Dec. 31, 2024
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

Note 11 — SHARE-BASED COMPENSATION

Legacy Montana Options

On April 5, 2023, Legacy Montana granted 383,151 options, as converted, exercisable for Class A common stock to key team members of Legacy Montana. The options immediately vested, had an exercise price of $0.49, as converted, a term of seven years, and a grant date fair value of $0.14, as converted. The Company used the Black-Scholes option pricing model to estimate the fair value of stock options. Fair value was estimated at the date of grant.

In January, February and March 2024, 13 Legacy Montana option holders exercised their options to purchase a total of 2,141,839 shares of Class A common stock, as converted, for a total purchase price of $56,250. In June 2024, one Legacy Montana option holder exercised its options to purchase a total of 8,000 shares of Class A common stock, as converted, for a total purchase price of $3,920.

In September 2024, three Legacy Montana option holders exercised their options to purchase a total of 67,495 shares of Class A common stock, as converted, for a total purchase price of $33,073.

In the three months ended December 31, 2024, three Legacy Montana option holders exercised their options to purchase a total of 85,496 shares of Class A common stock, as converted, for a total purchase price of $37,453.

As of December 31, 2024, of the 1,174,089 Legacy Montana options that are outstanding, 594,955 options expire on December 7, 2030, 71,395 options expire on March 15, 2031, 234,160 options expire on April 4, 2030, and 273,579 options expire on April 8, 2031.

2024 Incentive Award Plan

On March 8, 2024, the holders of XPDB common stock considered and approved the Montana Technologies Corporation’s 2024 Incentive Award Plan (the “Incentive Plan”) and Montana Technologies Corporation’s 2024 Employee Stock Purchase Plan (the “ESPP” and together with the Incentive Plan, the “Incentive Plans”), which became effective immediately upon the Closing on March 14, 2024. Under the Incentive Plans, the Company may grant equity and equity-based awards to certain employees, consultants and non-employee directors award, such as, (a) Incentive Stock Options (granted to employees only), (b) Non-Qualified Stock Options (“NSOs”), (c) Stock Appreciation Right, (d) Restricted Stock Units (e) Restricted Stock (“RSUs”), (f) dividend equivalents and (g) other stock and cash-based awards of the Company (“Incentive Award”). The sum of any cash compensation, or other compensation, and the value (determined as of the grant date in accordance with ASC 718, or any successor thereto) of awards granted to a non-employee director as compensation for services as a non-employee director during any fiscal year of the Company may not exceed $500,000 (or, with respect to the first fiscal year of the Post-Combination Company during which a non-employee director first serves as a non-employee director, $1,000,000).

The Company recorded share-based compensation expense in the following expense categories of its accompanying consolidated statements of operations:

	Year Ended December 31,
	2024	2023
General and administrative	$1,303,546	$52,000
Research and development	20,390	—
Total share-based compensation	$1,323,936	$52,000

Total share-based compensation includes expense for awards granted to non-employee equity method investees that are fully reimbursed by the AirJoule JV per the statement of work as described further in Note 9 — Related Party Transactions. As of the year ended December 31, 2024, $0.1 million is to be reimbursed by the AirJoule JV and is recorded as a due from related party receivable on the consolidated balance sheets and within contra-expense accounts on the consolidated statements of operations.

Stock Options

The following table summarizes option activity for the year ended December 31, 2024:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)
Balance at January 1, 2024	1,335,078	$0.23	5.83
Granted	1,371,415	10.23
Exercised	(160,991)	0.48
Forfeited	(7,900)	10.23
Balance at December 31, 2024	2,537,602	$5.60	7.85
Vested and expected to vest	2,537,602	$5.60	7.85
Exercisable at the end of the period	1,174,087	$0.19	5.90

Options granted during the year ended December 31, 2024 had weighted-average grant-date fair values of $2.82. As of December 31, 2024, the unrecognized compensation cost for options issued and then outstanding was $3.2 million and will be recognized over an estimated weighted-average amortization period of 3.32 years. The total intrinsic value of options exercised during the years ended December 31, 2024 was $0.7 million. The aggregate intrinsic value of options outstanding and exercisable as of December 31, 2024 was $9.1 million.

The following tables provide additional detail about the options granted during the year ended December 31, 2024:

Grant Date	NSO Options(1) (#)	Exercise Price ($)
June 6, 2024	651,737 (3)	10.23
September 9, 2024(2)	177,747	10.23
(1)	One-fourth of the total number of shares of Class A common stock subject to the NSOs vest and become exercisable on June 6, 2025, and one-sixteenth of the total number of shares of Class A common stock subject to the Option shall vest and become exercisable on each three (3)-month anniversary thereafter, subject to the applicable employee’s continued service through the applicable vesting date

(2)	The vesting commencement date for NSOs granted on September 9, 2024 is June 6, 2024. Per ASC 718-10-35-2, compensation cost for an award of share-based compensation is recognized over the requisite service period. The service period for these awards begins on grant date. The Company considered the requirement in ASC 718-10-35-8 when recognizing current period expense.

(3)	7,900 options were forfeited during the year ended December 31, 2024 which resulted in a reversal of share-based compensation expense of $2,667 as the Company accounts for forfeitures as they occur.

Non-employee Directors
Grant Date	NSO Options(1) (#)	Exercise Price ($)
June 6, 2024	99,540	10.23
(1)	These NSOs vest and become exercisable in full on the earlier of (i) the one year anniversary of the grant date and (ii) the date of the next annual shareholders’ meeting of the Company following the grant date, subject to the applicable non-employee director’s continued service through the applicable vesting date.

Non-employee Equity Method Investees
Grant Date	NSO Options(1) (#)	Exercise Price ($)
June 6, 2024	65,832	10.23
September 9, 2024(2)	376,560	10.23
(1)	One-fourth of the total number of shares of Class A common stock subject to the NSOs vest and become exercisable on June 6, 2025, and one-sixteenth of the total number of shares of Class A common stock subject to the Option shall vest and become exercisable on each three (3)-month anniversary thereafter, subject to the applicable recipient’s continued service through the applicable vesting date

(2)	The vesting commencement date for NSOs granted on September 9, 2024 is June 6, 2024. Per ASC 718-10-35-2, compensation cost for an award of share-based compensation is recognized over the requisite service period. The service period for these awards begins on grant date. The Company considered the requirement in ASC 718-10-35-8 when recognizing current period expense.

The fair value of the NSOs were determined using the Black-Scholes option-pricing model and were based on the following weighted average assumptions:

	Grant Date
	June 6, 2024	September 9, 2024
Incentive Plan
Expected term – years	6.1	10.0
Expected volatility	29.5%	28.5%
Risk-free interest rate	4.2%	3.7%
Expected dividends	—	—

Restricted Stock Units

The following table summarizes RSU activity for the year ended December 31, 2024:

	Awards	Weighted Average Grant Date Fair Value
Balance at January 1, 2024	—	$—
Granted	523,300	8.15
Vested	—	—
Forfeited	(3,000)	10.23
Balance at December 31, 2024	520,300	$8.13

As of December 31, 2024, the unrecognized compensation cost for RSUs issued was $3.5 million and will be recognized over an estimated weighted-average amortization period of 3.32 years. The fair values of RSUs is based on the fair value of the Company’s common stock on the date of the grant.

The following tables provide additional detail about the RSUs granted during the year ended December 31, 2024:

Employees
Grant Date	Awards(1) (#)		Grant Date Fair Value ($)
June 6, 2024	247,500	(3)	10.23
September 9, 2024(2)	70,000		5.11
(1)	These awards vest as to 25% of the total awards granted on each of the first four anniversaries of the applicable vesting commencement date, subject to the applicable employee’s continued service through the applicable vesting date.

(2)	The vesting commencement date for RSUs granted on September 9, 2024 is June 6, 2024. Per ASC 718-10-35-2, compensation cost for an award of share-based compensation is recognized over the requisite service period. The service period for these awards begins on grant date. The Company considered the requirement in ASC 718-10-35-8 when recognizing current period expense.

(3)	3,000 awards were forfeited during the year ended December 31, 2024 which resulted in a reversal of share-based compensation expense of $2,666 as the Company accounts for forfeitures as they occur.

Non-employee Directors
Grant Date	Awards(1) (#)	Grant Date Fair Value ($)
June 6, 2024	37,800	10.23
(1)	These awards vest in full on the earlier of (i) the one (1) year anniversary of the grant date and (ii) the date of the next annual shareholders’ meeting of the Company following the grant date, subject to the applicable non-employee director’s continued service through the applicable vesting date.

Non-employee Equity Method Investees
Grant Date	Awards(1) (#)	Grant Date Fair Value ($)
June 6, 2024	25,000	10.23
September 9, 2024(2)	143,000	5.11
(1)	These awards vest as to 25% of the total awards granted on each of the first four anniversaries of the applicable vesting commencement date, subject to the applicable recipient’s continued service through the applicable vesting date.

(2)	The vesting commencement date for RSUs granted on September 9, 2024 is June 6, 2024. Per ASC 718-10-35-2, compensation cost for an award of share-based compensation is recognized over the requisite service period. The service period for these awards begins on grant date. The Company considered the requirement in ASC 718-10-35-8 when recognizing current period expense.